Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-7.77%
Activision Blizzard, Inc.	11,031	$859,094
Alphabet, Inc., Class A(b)	5,019	11,419,430
Alphabet, Inc., Class C(b)	4,998	11,399,338
AT&T, Inc.	734,057	15,628,074
Charter Communications, Inc., Class A(b)	9,318	4,723,574
Comcast Corp., Class A	260,793	11,547,914
DISH Network Corp., Class A(b)(c)	59,948	1,368,613
Electronic Arts, Inc.	5,356	742,609
Fox Corp., Class A(c)	17,313	614,785
Fox Corp., Class B	18,821	615,635
Interpublic Group of Cos., Inc. (The)	31,071	1,001,418
Live Nation Entertainment, Inc.(b)(c)	5,822	553,381
Lumen Technologies, Inc.(c)	185,842	2,274,706
Match Group, Inc.(b)(c)	3,437	270,767
Meta Platforms, Inc., Class A(b)	63,353	12,267,675
Netflix, Inc.(b)	8,816	1,740,631
News Corp., Class A(c)	24,025	418,035
News Corp., Class B	23,483	412,831
Omnicom Group, Inc.	18,790	1,401,922
Paramount Global, Class B(c)	88,215	3,028,421
Take-Two Interactive Software, Inc.(b)(c)	2,233	278,075
T-Mobile US, Inc.(b)	64,909	8,651,721
Twitter, Inc.(b)(c)	15,476	612,850
Verizon Communications, Inc.	254,021	13,028,737
Walt Disney Co. (The)(b)	55,712	6,152,833
Warner Bros Discovery, Inc.(b)	51,238	945,341
		111,958,410
Consumer Discretionary-11.96%
Advance Auto Parts, Inc.	5,381	1,021,637
Amazon.com, Inc.(b)	16,277	39,133,001
Aptiv PLC(b)	14,790	1,571,290
AutoZone, Inc.(b)	842	1,734,225
Bath & Body Works, Inc.	23,720	972,994
Best Buy Co., Inc.	55,026	4,515,434
Booking Holdings, Inc.(b)	544	1,220,497
BorgWarner, Inc.	41,004	1,653,281
Caesars Entertainment, Inc.(b)(c)	12,709	637,611
CarMax, Inc.(b)(c)	29,846	2,962,812
Carnival Corp.(b)(c)	11,141	154,637
Chipotle Mexican Grill, Inc.(b)	506	709,690
D.R. Horton, Inc.	36,019	2,706,828
Darden Restaurants, Inc.	6,688	836,000
Dollar General Corp.	16,620	3,662,051
Dollar Tree, Inc.(b)	18,018	2,888,826
Domino’s Pizza, Inc.	1,186	430,720
eBay, Inc.	21,817	1,061,833
Etsy, Inc.(b)(c)	1,975	160,212
Expedia Group, Inc.(b)	4,762	615,869
Ford Motor Co.	857,235	11,726,975
Garmin Ltd.	4,543	479,832
General Motors Co.(b)	308,510	11,933,167
Genuine Parts Co.	15,636	2,137,910
Hasbro, Inc.	7,451	668,727
Hilton Worldwide Holdings, Inc.	4,058	571,610
Home Depot, Inc. (The)	48,100	14,562,275
Las Vegas Sands Corp.(b)(c)	11,708	415,166
Lennar Corp., Class A	31,575	2,533,894
LKQ Corp.	29,824	1,532,655
Lowe’s Cos., Inc.	43,709	8,536,368
Marriott International, Inc., Class A	8,698	1,492,403
McDonald’s Corp.	10,329	2,605,077
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International	24,169	$845,190
Mohawk Industries, Inc.(b)	8,706	1,231,551
Newell Brands, Inc.	49,245	1,055,813
NIKE, Inc., Class B	38,053	4,522,599
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,720	59,557
NVR, Inc.(b)	184	818,914
O’Reilly Automotive, Inc.(b)	2,020	1,287,083
Penn National Gaming, Inc.(b)(c)	13,932	445,267
Pool Corp.	1,246	496,680
PulteGroup, Inc.	30,087	1,361,738
PVH Corp.	12,160	861,779
Ralph Lauren Corp.	5,529	558,927
Ross Stores, Inc.	21,731	1,847,570
Royal Caribbean Cruises Ltd.(b)(c)	2,246	130,425
Starbucks Corp.	36,912	2,897,592
Tapestry, Inc.	18,967	654,361
Target Corp.	51,676	8,365,311
Tesla, Inc.(b)	6,802	5,157,684
TJX Cos., Inc. (The)	79,524	5,055,341
Tractor Supply Co.	5,690	1,066,078
Ulta Beauty, Inc.(b)	2,211	935,474
Under Armour, Inc., Class A(b)	18,588	196,661
Under Armour, Inc., Class C(b)	20,357	197,463
VF Corp.	21,773	1,098,666
Whirlpool Corp.(c)	11,948	2,201,299
Wynn Resorts Ltd.(b)	5,223	345,240
Yum! Brands, Inc.	5,726	695,537
		172,235,307
Consumer Staples-11.88%
Altria Group, Inc.	42,126	2,278,595
Archer-Daniels-Midland Co.	102,938	9,348,829
Brown-Forman Corp., Class B	5,999	396,654
Campbell Soup Co.	19,958	956,188
Church & Dwight Co., Inc.(c)	5,437	489,656
Clorox Co. (The)(c)	5,424	788,433
Coca-Cola Co. (The)	67,302	4,265,601
Colgate-Palmolive Co.	23,727	1,869,925
Conagra Brands, Inc.	37,402	1,230,152
Constellation Brands, Inc., Class A	4,073	999,799
Costco Wholesale Corp.	40,177	18,731,321
Estee Lauder Cos., Inc. (The), Class A	6,773	1,724,744
General Mills, Inc.	30,110	2,103,184
Hershey Co. (The)	4,415	934,700
Hormel Foods Corp.(c)	23,809	1,158,784
JM Smucker Co. (The)	6,116	766,763
Kellogg Co.	23,795	1,659,463
Kimberly-Clark Corp.	16,651	2,214,916
Kraft Heinz Co. (The)	70,205	2,655,855
Kroger Co. (The)	248,727	13,175,069
Lamb Weston Holdings, Inc.	7,748	523,610
McCormick & Co., Inc.	6,591	611,118
Molson Coors Beverage Co., Class B	20,277	1,132,268
Mondelez International, Inc., Class A	48,873	3,106,368
Monster Beverage Corp.(b)	7,575	675,084
PepsiCo, Inc.	52,146	8,747,491
Philip Morris International, Inc.	35,464	3,768,050
Procter & Gamble Co. (The)	55,184	8,160,610
Sysco Corp.	78,559	6,613,097
Tyson Foods, Inc., Class A	56,876	5,096,658
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	286,909	$12,575,221
Walmart, Inc.	406,538	52,292,983
		171,051,189
Energy-8.59%
APA Corp.	20,473	962,436
Baker Hughes Co., Class A	54,743	1,969,653
Chevron Corp.	92,221	16,107,320
ConocoPhillips	47,111	5,293,392
Coterra Energy, Inc.	14,301	490,953
Devon Energy Corp.	23,415	1,753,784
Diamondback Energy, Inc.	5,255	798,865
EOG Resources, Inc.	17,177	2,352,562
Exxon Mobil Corp.	333,035	31,971,360
Halliburton Co.	41,058	1,662,849
Hess Corp.	8,188	1,007,697
Kinder Morgan, Inc.	97,577	1,921,291
Marathon Oil Corp.	24,226	761,423
Marathon Petroleum Corp.	153,822	15,657,541
Occidental Petroleum Corp.	45,112	3,126,713
ONEOK, Inc.	26,326	1,733,567
Phillips 66	139,480	14,060,979
Pioneer Natural Resources Co.	7,704	2,141,250
Schlumberger N.V.	53,892	2,476,876
Valero Energy Corp.	125,355	16,246,008
Williams Cos., Inc. (The)	33,202	1,230,466
		123,726,985
Financials-12.14%
Aflac, Inc.	37,260	2,256,838
Allstate Corp. (The)	41,257	5,639,419
American Express Co.	26,178	4,419,370
American International Group, Inc.	91,937	5,394,863
Ameriprise Financial, Inc.	5,141	1,420,304
Aon PLC, Class A	4,217	1,162,500
Arthur J. Gallagher & Co.	5,256	851,157
Assurant, Inc.	6,025	1,064,557
Bank of America Corp.	240,677	8,953,184
Bank of New York Mellon Corp. (The)	32,215	1,501,541
Berkshire Hathaway, Inc., Class B(b)	85,227	26,930,027
BlackRock, Inc.	2,964	1,983,153
Brown & Brown, Inc.	4,934	292,932
Capital One Financial Corp.	24,882	3,181,413
Cboe Global Markets, Inc.	3,063	344,006
Charles Schwab Corp. (The)	23,866	1,673,007
Chubb Ltd.	20,392	4,308,626
Cincinnati Financial Corp.	7,982	1,020,579
Citigroup, Inc.	149,106	7,963,751
Citizens Financial Group, Inc.	15,034	622,107
CME Group, Inc., Class A	2,106	418,736
Comerica, Inc.	3,807	316,780
Discover Financial Services	12,308	1,396,835
Everest Re Group Ltd.	4,401	1,243,282
FactSet Research Systems, Inc.	355	135,532
Fifth Third Bancorp	19,291	760,644
First Republic Bank	3,268	506,638
Franklin Resources, Inc.	32,108	869,485
Globe Life, Inc.	5,287	515,853
Goldman Sachs Group, Inc. (The)	19,828	6,480,782
Hartford Financial Services Group, Inc. (The)	33,698	2,443,442
Huntington Bancshares, Inc.	42,157	585,139
Intercontinental Exchange, Inc.	8,081	827,414
Invesco Ltd.(d)	35,098	678,795
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	99,341	$13,135,860
KeyCorp	32,909	656,864
Lincoln National Corp.	31,966	1,851,790
Loews Corp.	24,148	1,581,453
M&T Bank Corp.	3,505	630,795
MarketAxess Holdings, Inc.	174	49,012
Marsh & McLennan Cos., Inc.	13,350	2,135,332
MetLife, Inc.	111,445	7,510,279
Moody’s Corp.	2,078	626,662
Morgan Stanley	72,258	6,224,304
MSCI, Inc.	404	178,709
Nasdaq, Inc.	3,606	559,868
Northern Trust Corp.	6,208	693,744
PNC Financial Services Group, Inc. (The)	10,729	1,881,974
Principal Financial Group, Inc.	22,048	1,607,961
Progressive Corp. (The)	45,487	5,430,238
Prudential Financial, Inc.	67,325	7,153,281
Raymond James Financial, Inc.	10,934	1,076,890
Regions Financial Corp.	30,312	669,592
S&P Global, Inc.	2,200	768,856
Signature Bank	797	172,367
State Street Corp.	13,616	987,024
SVB Financial Group(b)	1,177	575,047
Synchrony Financial	32,138	1,190,392
T. Rowe Price Group, Inc.	5,696	723,905
Travelers Cos., Inc. (The)	20,181	3,613,206
Truist Financial Corp.	40,947	2,036,704
U.S. Bancorp	44,767	2,375,785
W.R. Berkley Corp.	15,095	1,073,707
Wells Fargo & Co.	180,065	8,241,575
Willis Towers Watson PLC	4,375	923,431
Zions Bancorporation N.A.	4,599	262,327
		174,761,625
Health Care-19.86%
Abbott Laboratories	38,043	4,468,531
AbbVie, Inc.	37,970	5,595,639
ABIOMED, Inc.(b)(c)	300	79,110
Agilent Technologies, Inc.	5,003	638,183
Align Technology, Inc.(b)	953	264,591
AmerisourceBergen Corp.	154,239	23,874,655
Amgen, Inc.	11,406	2,928,376
Anthem, Inc.	30,039	15,308,175
Baxter International, Inc.	16,653	1,266,461
Becton, Dickinson and Co.	7,827	2,002,147
Biogen, Inc.(b)	5,250	1,050,000
Bio-Rad Laboratories, Inc., Class A(b)	520	279,651
Bio-Techne Corp.	219	80,971
Boston Scientific Corp.(b)	28,572	1,171,738
Bristol-Myers Squibb Co.	67,740	5,110,983
Cardinal Health, Inc.	328,471	18,499,487
Catalent, Inc.(b)	4,650	479,229
Centene Corp.(b)	152,336	12,406,244
Cerner Corp.	6,170	585,224
Charles River Laboratories International, Inc.(b)(c)	1,387	324,669
Cigna Corp.	77,433	20,774,500
Cooper Cos., Inc. (The)	792	277,786
CVS Health Corp.	284,546	27,529,825
Danaher Corp.	11,285	2,977,209
DaVita, Inc.(b)	10,580	1,031,444
DENTSPLY SIRONA, Inc.	8,779	347,297
DexCom, Inc.(b)	625	186,213

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	5,098	$514,133
Eli Lilly and Co.	10,668	3,343,778
Gilead Sciences, Inc.	47,471	3,078,494
HCA Healthcare, Inc.	22,181	4,666,882
Henry Schein, Inc.(b)	14,834	1,270,384
Hologic, Inc.(b)	7,980	600,655
Humana, Inc.	19,883	9,031,455
IDEXX Laboratories, Inc.(b)	628	245,937
Illumina, Inc.(b)	1,494	357,783
Incyte Corp.(b)	4,005	303,939
Intuitive Surgical, Inc.(b)	2,116	481,686
IQVIA Holdings, Inc.(b)	6,546	1,409,026
Johnson & Johnson	55,830	10,023,160
Laboratory Corp. of America Holdings	6,103	1,505,732
McKesson Corp.	92,159	30,291,742
Medtronic PLC	30,800	3,084,620
Merck & Co., Inc.	64,731	5,957,194
Mettler-Toledo International, Inc.(b)	272	349,825
Moderna, Inc.(b)(c)	13,432	1,952,073
Molina Healthcare, Inc.(b)	8,954	2,598,630
Organon & Co.	17,828	676,751
PerkinElmer, Inc.	3,053	456,943
Pfizer, Inc.	163,609	8,677,821
Quest Diagnostics, Inc.	7,981	1,125,481
Regeneron Pharmaceuticals, Inc.(b)	2,514	1,671,156
ResMed, Inc.	1,458	296,645
STERIS PLC	1,992	454,574
Stryker Corp.	6,935	1,626,257
Teleflex, Inc.	825	237,385
Thermo Fisher Scientific, Inc.	7,454	4,230,667
UnitedHealth Group, Inc.	60,052	29,832,633
Universal Health Services, Inc., Class B	8,392	1,045,727
Vertex Pharmaceuticals, Inc.(b)	3,191	857,262
Viatris, Inc.	179,429	2,201,594
Waters Corp.(b)	871	285,644
West Pharmaceutical Services, Inc.	777	241,165
Zimmer Biomet Holdings, Inc.	6,633	797,353
Zoetis, Inc.	4,252	726,794
		286,047,318
Industrials-9.47%
3M Co.	25,269	3,772,409
A.O. Smith Corp.	5,377	323,265
Alaska Air Group, Inc.(b)(c)	12,694	612,612
Allegion PLC	2,533	282,809
American Airlines Group, Inc.(b)(c)	214,471	3,832,597
AMETEK, Inc.	4,417	536,533
Boeing Co. (The)(b)	35,527	4,668,248
C.H. Robinson Worldwide, Inc.	22,780	2,471,858
Carrier Global Corp.	48,026	1,887,902
Caterpillar, Inc.	23,895	5,157,736
Cintas Corp.	2,053	817,772
Copart, Inc.(b)	2,781	318,508
CSX Corp.	36,165	1,149,685
Cummins, Inc.	12,327	2,577,822
Deere & Co.	11,457	4,099,085
Delta Air Lines, Inc.(b)	93,809	3,910,897
Dover Corp.	5,261	704,501
Eaton Corp. PLC	13,464	1,866,110
Emerson Electric Co.	20,033	1,776,126
Equifax, Inc.	2,212	448,107
Expeditors International of Washington, Inc.	16,928	1,842,444
Fastenal Co.(c)	11,179	598,747
	Shares	Value
Industrials-(continued)
FedEx Corp.	42,295	$9,498,611
Fortive Corp.	9,315	575,388
Fortune Brands Home & Security, Inc.	9,129	633,096
Generac Holdings, Inc.(b)	1,356	335,040
General Dynamics Corp.	16,646	3,743,852
General Electric Co.	80,800	6,325,832
Honeywell International, Inc.	18,959	3,670,842
Howmet Aerospace, Inc.	14,813	529,861
Huntington Ingalls Industries, Inc.	4,614	971,062
IDEX Corp.	1,468	281,195
Illinois Tool Works, Inc.	7,203	1,498,728
Ingersoll Rand, Inc.	11,345	534,917
J.B. Hunt Transport Services, Inc.	6,129	1,057,743
Jacobs Engineering Group, Inc.	11,276	1,579,655
Johnson Controls International PLC	40,385	2,201,386
L3Harris Technologies, Inc.	7,208	1,736,407
Leidos Holdings, Inc.	13,513	1,412,109
Lockheed Martin Corp.	15,389	6,772,853
Masco Corp.	15,647	887,028
Nielsen Holdings PLC	20,073	513,066
Nordson Corp.	1,194	260,149
Norfolk Southern Corp.	4,227	1,013,043
Northrop Grumman Corp.	8,244	3,857,945
Old Dominion Freight Line, Inc.	1,687	435,651
Otis Worldwide Corp.	19,953	1,484,503
PACCAR, Inc.	27,731	2,408,160
Parker-Hannifin Corp.	5,710	1,554,091
Pentair PLC	6,977	350,036
Quanta Services, Inc.	10,547	1,255,093
Raytheon Technologies Corp.	66,812	6,355,157
Republic Services, Inc.	8,958	1,198,939
Robert Half International, Inc.	5,961	537,384
Rockwell Automation, Inc.	2,867	611,244
Rollins, Inc.	7,542	267,439
Snap-on, Inc.	2,244	497,899
Southwest Airlines Co.(b)	39,554	1,813,946
Stanley Black & Decker, Inc.	11,552	1,371,107
Textron, Inc.	17,952	1,172,086
Trane Technologies PLC	9,558	1,319,578
TransDigm Group, Inc.(b)	780	472,189
Union Pacific Corp.	8,382	1,842,196
United Airlines Holdings, Inc.(b)	71,108	3,386,874
United Parcel Service, Inc., Class B	48,116	8,769,141
United Rentals, Inc.(b)	3,016	899,311
Verisk Analytics, Inc.	1,629	284,945
W.W. Grainger, Inc.	2,800	1,363,796
Wabtec Corp.	8,837	834,743
Waste Management, Inc.	11,889	1,884,525
Xylem, Inc.	6,199	522,266
		136,437,880
Information Technology-11.15%
Accenture PLC, Class A	17,342	5,175,893
Adobe, Inc.(b)	3,814	1,588,455
Advanced Micro Devices, Inc.(b)	15,793	1,608,675
Akamai Technologies, Inc.(b)(c)	3,170	320,297
Amphenol Corp., Class A	14,843	1,051,775
Analog Devices, Inc.	5,776	972,678
ANSYS, Inc.(b)	590	153,612
Apple, Inc.	246,750	36,726,270
Applied Materials, Inc.	19,659	2,305,804
Arista Networks, Inc.(b)	2,433	248,847
Autodesk, Inc.(b)	2,288	475,332

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	7,622	$1,699,249
Broadcom, Inc.	4,991	2,895,429
Broadridge Financial Solutions, Inc.	3,767	550,811
Cadence Design Systems, Inc.(b)	2,095	322,064
CDW Corp.	12,326	2,093,694
Ceridian HCM Holding, Inc.(b)	1,647	92,726
Cisco Systems, Inc.	94,805	4,270,965
Citrix Systems, Inc.	3,164	318,583
Cognizant Technology Solutions Corp., Class A	21,089	1,575,348
Corning, Inc.	38,753	1,388,133
DXC Technology Co.(b)	54,625	1,923,893
Enphase Energy, Inc.(b)	801	149,138
EPAM Systems, Inc.(b)(c)	1,938	656,052
F5, Inc.(b)(c)	1,394	227,278
Fidelity National Information Services, Inc.	15,601	1,630,305
Fiserv, Inc.(b)	17,350	1,738,123
FleetCor Technologies, Inc.(b)	1,277	317,730
Fortinet, Inc.(b)	1,245	366,204
Gartner, Inc.(b)	1,667	437,421
Global Payments, Inc.	6,733	882,292
Hewlett Packard Enterprise Co.	169,967	2,651,485
HP, Inc.	180,160	6,997,414
Intel Corp.	174,073	7,732,323
International Business Machines Corp.	57,492	7,982,189
Intuit, Inc.	2,573	1,066,406
IPG Photonics Corp.(b)	1,349	142,306
Jack Henry & Associates, Inc.	980	184,358
Juniper Networks, Inc.	14,316	439,215
Keysight Technologies, Inc.(b)	3,490	508,144
KLA Corp.	2,511	916,138
Lam Research Corp.	3,472	1,805,544
Mastercard, Inc., Class A	5,855	2,095,329
Microchip Technology, Inc.	9,307	676,154
Micron Technology, Inc.	40,966	3,024,930
Microsoft Corp.	66,579	18,100,833
Monolithic Power Systems, Inc.	260	117,101
Motorola Solutions, Inc.	3,703	813,697
NetApp, Inc.	7,402	532,574
NortonLifeLock, Inc.	9,955	242,305
NVIDIA Corp.	12,225	2,282,652
NXP Semiconductors N.V. (China)	6,181	1,172,907
Oracle Corp.	53,499	3,847,648
Paychex, Inc.	3,624	448,760
Paycom Software, Inc.(b)	297	84,449
PayPal Holdings, Inc.(b)	26,579	2,264,797
PTC, Inc.(b)	1,731	201,713
Qorvo, Inc.(b)	3,701	413,587
QUALCOMM, Inc.	23,833	3,413,362
Roper Technologies, Inc.	1,426	630,919
salesforce.com, inc.(b)	13,510	2,164,842
Seagate Technology Holdings PLC	13,712	1,160,995
ServiceNow, Inc.(b)	1,206	563,769
Skyworks Solutions, Inc.	3,977	432,976
SolarEdge Technologies, Inc.(b)(c)	562	153,308
Synopsys, Inc.(b)	1,531	488,695
TE Connectivity Ltd. (Switzerland)	11,980	1,550,092
Teledyne Technologies, Inc.(b)	1,074	435,131
Teradyne, Inc.	3,515	384,049
Texas Instruments, Inc.	10,932	1,932,340
Trimble, Inc.(b)	5,553	377,882
Tyler Technologies, Inc.(b)(c)	361	128,451
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	557	$97,224
Visa, Inc., Class A(c)	12,999	2,757,998
Western Digital Corp.(b)	42,093	2,554,624
Zebra Technologies Corp., Class A(b)	1,466	495,787
		160,630,478
Materials-3.37%
Air Products and Chemicals, Inc.	5,038	1,240,154
Albemarle Corp.	1,760	458,339
Amcor PLC	125,034	1,637,945
Avery Dennison Corp.	5,201	897,485
Ball Corp.	16,353	1,159,264
Celanese Corp.	6,172	966,041
CF Industries Holdings, Inc.	6,843	675,883
Corteva, Inc.	29,380	1,839,776
Dow, Inc.	90,802	6,172,720
DuPont de Nemours, Inc.	23,067	1,565,096
Eastman Chemical Co.	9,938	1,094,770
Ecolab, Inc.	8,069	1,322,590
FMC Corp.	4,056	497,184
Freeport-McMoRan, Inc.	47,972	1,874,746
International Flavors & Fragrances, Inc.	9,871	1,304,650
International Paper Co.	51,722	2,505,931
Linde PLC (United Kingdom)	11,082	3,598,104
LyondellBasell Industries N.V., Class A	44,913	5,131,310
Martin Marietta Materials, Inc.	1,469	498,549
Mosaic Co. (The)	20,054	1,256,383
Newmont Corp.	15,883	1,077,662
Nucor Corp.	27,165	3,598,276
Packaging Corp. of America	5,207	818,957
PPG Industries, Inc.	14,048	1,776,932
Sealed Air Corp.	8,519	529,711
Sherwin-Williams Co. (The)	8,553	2,292,546
Vulcan Materials Co.	3,149	519,176
WestRock Co.	44,935	2,178,898
		48,489,078
Real Estate-0.83%
Alexandria Real Estate Equities, Inc.	1,181	195,987
American Tower Corp.	3,987	1,021,190
AvalonBay Communities, Inc.	938	195,067
Boston Properties, Inc.	2,332	259,272
CBRE Group, Inc., Class A(b)	31,931	2,645,164
Crown Castle International Corp.	3,673	696,585
Digital Realty Trust, Inc.	3,560	496,940
Duke Realty Corp.	2,108	111,366
Equinix, Inc.	948	651,361
Equity Residential	2,838	218,044
Essex Property Trust, Inc.	368	104,457
Extra Space Storage, Inc.	810	144,342
Federal Realty Investment Trust	797	91,631
Healthpeak Properties, Inc.	5,886	174,755
Host Hotels & Resorts, Inc.	16,033	320,500
Iron Mountain, Inc.	8,926	481,111
Kimco Realty Corp.	5,805	137,288
Mid-America Apartment Communities, Inc.	840	152,040
Prologis, Inc.	3,194	407,171
Public Storage	908	300,221
Realty Income Corp.	3,158	215,439
Regency Centers Corp.	1,685	114,934
SBA Communications Corp., Class A	753	253,467
Simon Property Group, Inc.	3,916	448,969
UDR, Inc.	2,280	108,984

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ventas, Inc.	6,589	$373,860
Vornado Realty Trust(c)	3,493	122,115
Welltower, Inc.	5,213	464,426
Weyerhaeuser Co.	25,771	1,018,470
		11,925,156
Utilities-2.81%
AES Corp. (The)	50,313	1,108,899
Alliant Energy Corp.	6,092	388,791
Ameren Corp.	7,354	700,027
American Electric Power Co., Inc.	17,502	1,785,729
American Water Works Co., Inc.	2,540	384,175
Atmos Energy Corp.	3,087	359,049
CenterPoint Energy, Inc.	29,408	942,526
CMS Energy Corp.	11,248	799,058
Consolidated Edison, Inc.	15,307	1,519,373
Constellation Energy Corp.	40,245	2,498,410
Dominion Energy, Inc.	17,055	1,436,372
DTE Energy Co.	12,204	1,619,593
Duke Energy Corp.	23,846	2,683,152
Edison International	23,094	1,614,502
Entergy Corp.	10,810	1,300,659
Evergy, Inc.	8,749	611,905
Eversource Energy	11,830	1,092,146
Exelon Corp.	90,583	4,452,154
FirstEnergy Corp.	25,431	1,092,516
NextEra Energy, Inc.	27,027	2,045,674
NiSource, Inc.	16,524	519,680
NRG Energy, Inc.	70,518	3,246,649
Pinnacle West Capital Corp.	5,183	402,460
PPL Corp.	22,027	664,775
Public Service Enterprise Group, Inc.	13,350	915,009
Sempra Energy	8,475	1,388,713
	Shares	Value
Utilities-(continued)
Southern Co. (The)	34,031	$2,574,785
WEC Energy Group, Inc.	8,901	935,228
Xcel Energy, Inc.	19,010	1,432,213
		40,514,222
Total Common Stocks & Other Equity Interests (Cost $1,244,341,188)		1,437,777,648
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $37,712)	37,712	37,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,244,378,900)		1,437,815,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 0.74%(d)(e)(f)	4,896,013	4,896,013
Invesco Private Prime Fund, 0.87%(d)(e)(f)	11,519,357	11,520,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,415,798)		16,416,522
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $1,260,794,698)		1,454,231,882
OTHER ASSETS LESS LIABILITIES-(0.97)%		(13,998,821)
NET ASSETS-100.00%		$1,440,233,061

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$449,253	$405,476	$(19,357)	$(166,112)	$9,535	$678,795	$14,436
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	15,663,650	(15,625,938)	-	-	37,712	499
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,278,231	103,370,892	(99,753,110)	-	-	4,896,013	11,572*
Invesco Private Prime Fund	2,982,538	224,171,773	(215,631,475)	724	(3,051)	11,520,509	33,333*
Total	$4,710,022	$343,611,791	$(331,029,880)	$(165,388)	$6,484	$17,133,029	$59,840

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.74%
Cable One, Inc.	244	$317,956
Iridium Communications, Inc.(b)	3,448	127,955
John Wiley & Sons, Inc., Class A(c)	8,971	475,104
New York Times Co. (The), Class A	10,148	350,005
TEGNA, Inc.	26,832	587,621
TripAdvisor, Inc.(b)(c)	8,498	211,090
World Wrestling Entertainment, Inc., Class A	4,293	286,644
Yelp, Inc.(b)	7,179	211,134
Ziff Davis, Inc.(b)	3,929	299,940
		2,867,449
Consumer Discretionary-23.39%
Adient PLC(b)	85,113	3,012,149
American Eagle Outfitters, Inc.(c)	63,672	771,068
AutoNation, Inc.(b)(c)	51,852	6,199,425
Boyd Gaming Corp.	11,642	684,200
Brunswick Corp.	14,460	1,087,826
Callaway Golf Co.(b)(c)	30,774	668,104
Capri Holdings Ltd.(b)(c)	24,092	1,174,244
Carter’s, Inc.	8,320	641,056
Choice Hotels International, Inc.	1,752	224,063
Churchill Downs, Inc.	1,662	336,439
Columbia Sportswear Co.	8,108	630,640
Cracker Barrel Old Country Store, Inc.(c)	5,943	606,245
Crocs, Inc.(b)	7,330	408,721
Dana, Inc.	117,138	1,939,805
Deckers Outdoor Corp.(b)(c)	2,573	691,005
Dick’s Sporting Goods, Inc.	25,343	2,058,612
Five Below, Inc.(b)(c)	3,920	511,913
Foot Locker, Inc.(c)	66,603	2,196,567
Fox Factory Holding Corp.(b)	2,837	232,691
GameStop Corp., Class A(b)(c)	14,072	1,755,341
Gap, Inc. (The)(c)	262,130	2,891,294
Gentex Corp.	13,664	424,677
Goodyear Tire & Rubber Co. (The)(b)(c)	297,825	3,847,899
Graham Holdings Co., Class B(c)	1,218	746,658
Grand Canyon Education, Inc.(b)(c)	2,158	192,429
H&R Block, Inc.	27,342	963,532
Hanesbrands, Inc.(c)	97,299	1,154,939
Harley-Davidson, Inc.	30,726	1,080,941
Helen of Troy Ltd.(b)(c)	2,315	428,715
KB Home(c)	33,507	1,155,656
Kohl’s Corp.	79,930	3,222,778
Lear Corp.	31,464	4,435,165
Leggett & Platt, Inc.	31,119	1,218,931
Light & Wonder, Inc.(b)(c)	10,269	542,203
Lithia Motors, Inc., Class A(c)	15,822	4,817,324
Macy’s, Inc.(c)	237,356	5,613,469
Marriott Vacations Worldwide Corp.	5,699	841,856
Mattel, Inc.(b)	53,477	1,343,342
Murphy USA, Inc.	21,972	5,473,665
Nordstrom, Inc.	142,729	3,772,328
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	10,016	470,452
Papa John’s International, Inc.(c)	4,847	426,584
Polaris, Inc.	17,088	1,820,726
RH(b)	2,510	728,101
Service Corp. International	15,375	1,076,711
Six Flags Entertainment Corp.(b)(c)	8,208	240,905
Skechers U.S.A., Inc., Class A(b)(c)	37,351	1,471,629
Taylor Morrison Home Corp., Class A(b)	55,309	1,602,302
Tempur Sealy International, Inc.	35,051	924,295
Texas Roadhouse, Inc.	9,752	760,363
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	36,041	$2,738,035
Toll Brothers, Inc.	39,533	1,995,231
TopBuild Corp.(b)	3,579	705,994
Travel + Leisure Co.	12,940	661,363
Urban Outfitters, Inc.(b)(c)	39,055	822,108
Victoria’s Secret & Co.(b)(c)	32,070	1,321,605
Visteon Corp.(b)(c)	6,050	678,871
Wendy’s Co. (The)	19,855	370,097
Williams-Sonoma, Inc.(c)	12,638	1,616,653
Wingstop, Inc.	504	40,149
Wyndham Hotels & Resorts, Inc.	4,208	337,187
YETI Holdings, Inc.(b)(c)	5,469	250,207
		91,057,483
Consumer Staples-8.15%
BellRing Brands, Inc.(b)(c)	11,502	300,777
BJ’s Wholesale Club Holdings, Inc.(b)	60,600	3,506,922
Boston Beer Co., Inc. (The), Class A(b)(c)	1,319	468,641
Casey’s General Stores, Inc.	14,685	3,077,095
Coty, Inc., Class A(b)	136,132	965,176
Darling Ingredients, Inc.(b)(c)	14,156	1,133,471
Energizer Holdings, Inc.	22,799	683,742
Flowers Foods, Inc.	39,499	1,090,172
Grocery Outlet Holding Corp.(b)(c)	23,269	890,039
Hain Celestial Group, Inc. (The)(b)	12,923	340,521
Ingredion, Inc.	18,432	1,745,326
Lancaster Colony Corp.	2,263	275,860
Nu Skin Enterprises, Inc., Class A	12,752	594,881
Performance Food Group Co.(b)	185,228	8,027,782
Pilgrim’s Pride Corp.(b)	142,181	4,737,471
Post Holdings, Inc.(b)(c)	17,093	1,405,557
Sanderson Farms, Inc.	6,465	1,289,768
Sprouts Farmers Market, Inc.(b)(c)	43,616	1,181,557
		31,714,758
Energy-4.57%
Antero Midstream Corp.(c)	21,074	228,864
ChampionX Corp.	26,923	626,498
CNX Resources Corp.(b)(c)	25,497	553,795
DT Midstream, Inc.(c)	3,298	191,614
EQT Corp.	56,202	2,681,959
Equitrans Midstream Corp.	39,274	309,086
HF Sinclair Corp.	114,465	5,620,232
Murphy Oil Corp.	16,874	715,795
NOV, Inc.	57,930	1,158,600
PDC Energy, Inc.	8,487	671,661
Range Resources Corp.(b)(c)	28,859	979,763
Targa Resources Corp.	56,479	4,067,618
		17,805,485
Financials-11.16%
Affiliated Managers Group, Inc.	4,199	561,070
Alleghany Corp.(b)	4,170	3,476,863
American Financial Group, Inc.	10,098	1,426,847
Associated Banc-Corp.	10,663	220,724
Bank of Hawaii Corp.	1,784	141,792
Bank OZK	6,053	251,018
Brighthouse Financial, Inc.(b)	34,290	1,684,325
Cadence Bank	9,361	250,220
Cathay General Bancorp	3,568	146,681
CNO Financial Group, Inc.	39,274	807,866
Commerce Bancshares, Inc.	4,434	306,744
Cullen/Frost Bankers, Inc.	2,230	278,705
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	5,323	$391,453
Essent Group Ltd.	5,490	234,917
Evercore, Inc., Class A	6,636	757,831
F.N.B. Corp.	23,244	282,415
Federated Hermes, Inc., Class B(c)	9,181	311,879
First American Financial Corp.	30,703	1,860,295
First Financial Bankshares, Inc.	2,484	102,440
First Horizon Corp.	31,270	713,894
FirstCash Holdings, Inc.	5,870	438,196
Fulton Financial Corp.	12,737	201,881
Glacier Bancorp, Inc.(c)	3,399	164,546
Hancock Whitney Corp.	5,576	277,908
Hanover Insurance Group, Inc. (The)	8,322	1,220,005
Home BancShares, Inc.	7,195	162,535
Interactive Brokers Group, Inc., Class A	10,834	666,724
International Bancshares Corp.	3,192	133,841
Janus Henderson Group PLC	18,964	533,078
Jefferies Financial Group, Inc.	69,699	2,301,461
Kemper Corp.	24,316	1,284,614
Kinsale Capital Group, Inc.	676	148,639
Mercury General Corp.	16,583	811,738
MGIC Investment Corp.	18,979	264,377
Navient Corp.	46,662	746,592
New York Community Bancorp, Inc.	35,020	349,500
Old National Bancorp	10,822	172,070
Old Republic International Corp.	80,607	1,928,119
PacWest Bancorp	6,617	208,965
Pinnacle Financial Partners, Inc.	3,052	248,494
Primerica, Inc.	4,865	612,990
Prosperity Bancshares, Inc.	3,733	270,643
Reinsurance Group of America, Inc.	36,551	4,599,943
RenaissanceRe Holdings Ltd. (Bermuda)(c)	8,279	1,270,992
RLI Corp.	2,515	304,617
SEI Investments Co.(c)	7,638	446,288
Selective Insurance Group, Inc.	9,024	715,603
SLM Corp.	30,226	592,127
Stifel Financial Corp.	16,631	1,067,211
Synovus Financial Corp.	9,859	420,486
Texas Capital Bancshares, Inc.(b)	3,640	205,769
UMB Financial Corp.	2,974	274,649
Umpqua Holdings Corp.	13,917	245,635
United Bankshares, Inc.	6,521	244,929
Unum Group	98,499	3,590,289
Valley National Bancorp	24,589	312,526
Voya Financial, Inc.(c)	14,983	1,027,984
Washington Federal, Inc.	4,280	138,886
Webster Financial Corp.	5,029	246,874
Wintrust Financial Corp.	4,593	401,382
		43,461,085
Health Care-4.60%
Acadia Healthcare Co., Inc.(b)	7,916	563,382
Amedisys, Inc.(b)(c)	3,277	379,837
Arrowhead Pharmaceuticals, Inc.(b)	764	25,487
Azenta, Inc.(c)	2,481	190,144
Bruker Corp.	8,503	531,267
Chemed Corp.	1,009	488,760
Encompass Health Corp.	16,801	1,101,137
Enovis Corp.(b)(c)	7,767	515,263
Envista Holdings Corp.(b)(c)	13,351	574,627
Exelixis, Inc.(b)	15,167	278,011
Globus Medical, Inc., Class A(b)(c)	3,098	206,327
Haemonetics Corp.(b)(c)	3,929	248,549
	Shares	Value
Health Care-(continued)
Halozyme Therapeutics, Inc.(b)(c)	2,808	$129,112
HealthEquity, Inc.(b)(c)	3,172	198,504
ICU Medical, Inc.(b)(c)	1,304	236,859
Integra LifeSciences Holdings Corp.(b)(c)	5,256	329,236
Jazz Pharmaceuticals PLC(b)(c)	4,438	664,280
LHC Group, Inc.(b)(c)	3,609	601,476
LivaNova PLC(b)(c)	3,212	218,641
Masimo Corp.(b)	2,029	284,932
Medpace Holdings, Inc.(b)(c)	1,795	257,116
Neogen Corp.(b)(c)	3,272	86,577
Neurocrine Biosciences, Inc.(b)(c)	2,816	263,268
NuVasive, Inc.(b)(c)	4,909	281,826
Option Care Health, Inc.(b)	29,631	899,597
Patterson Cos., Inc.(c)	45,983	1,452,603
Penumbra, Inc.(b)(c)	857	125,910
Perrigo Co. PLC	24,328	969,714
Progyny, Inc.(b)(c)	2,538	80,226
QuidelOrtho Corp.(b)(c)	3,814	362,444
R1 RCM, Inc.(b)(c)	13,283	285,186
Repligen Corp.(b)(c)	884	145,391
STAAR Surgical Co.(b)	789	52,027
Syneos Health, Inc.(b)	15,364	1,135,246
Tandem Diabetes Care, Inc.(b)	1,464	99,801
Tenet Healthcare Corp.(b)	48,551	3,141,735
United Therapeutics Corp.(b)	2,168	499,377
		17,903,875
Industrials-18.68%
Acuity Brands, Inc.	4,414	772,538
AECOM	38,325	2,677,001
AGCO Corp.	18,888	2,420,119
ASGN, Inc.(b)	8,671	825,739
Avis Budget Group, Inc.(b)(c)	9,942	1,891,764
Axon Enterprise, Inc.(b)	1,537	155,790
Brink’s Co. (The)	14,653	891,342
Builders FirstSource, Inc.(b)	59,379	3,864,979
CACI International, Inc., Class A(b)	4,483	1,256,899
Carlisle Cos., Inc.	4,686	1,192,259
Clean Harbors, Inc.(b)	7,992	746,453
Crane Holdings Co.	6,992	668,855
Curtiss-Wright Corp.	3,804	540,092
Donaldson Co., Inc.	13,729	717,752
Dycom Industries, Inc.(b)(c)	6,968	648,790
EMCOR Group, Inc.	18,831	1,989,118
EnerSys	9,848	666,907
Esab Corp.(b)(c)	7,774	388,700
Flowserve Corp.(c)	23,236	731,934
Fluor Corp.(b)(c)	96,733	2,730,773
FTI Consulting, Inc.(b)(c)	4,231	710,808
GATX Corp.(c)	2,326	251,092
Graco, Inc.	6,566	415,628
GXO Logistics, Inc.(b)(c)	26,776	1,453,133
Hexcel Corp.(c)	5,292	304,025
Hubbell, Inc.	5,703	1,082,772
IAA, Inc.(b)(c)	11,455	447,089
Insperity, Inc.(c)	12,690	1,269,888
ITT, Inc.	8,040	593,513
JetBlue Airways Corp.(b)(c)	106,322	1,141,898
KBR, Inc.	29,370	1,461,451
Kennametal, Inc.	15,132	419,762
Kirby Corp.(b)	6,885	464,944
Knight-Swift Transportation Holdings, Inc.	25,895	1,259,533
Landstar System, Inc.	9,547	1,445,702

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Lennox International, Inc.	3,631	$758,516
Lincoln Electric Holdings, Inc.	5,713	775,940
ManpowerGroup, Inc.	52,422	4,697,535
MasTec, Inc.(b)	20,650	1,726,133
MDU Resources Group, Inc.	50,005	1,369,137
Mercury Systems, Inc.(b)(c)	3,228	193,067
Middleby Corp. (The)(b)(c)	4,351	659,002
MillerKnoll, Inc.(c)	19,672	594,094
MSA Safety, Inc.	2,426	309,291
MSC Industrial Direct Co., Inc., Class A	9,628	817,706
nVent Electric PLC	15,885	562,329
Oshkosh Corp.	16,512	1,534,130
Owens Corning	20,995	2,006,702
Regal Rexnord Corp.	5,456	681,727
Ryder System, Inc.	27,072	2,166,301
Saia, Inc.(b)	1,945	384,313
Science Applications International Corp.	18,325	1,586,212
Simpson Manufacturing Co., Inc.	3,021	327,325
Stericycle, Inc.(b)(c)	10,592	535,426
Sunrun, Inc.(b)(c)	12,149	317,332
Terex Corp.	22,464	795,001
Tetra Tech, Inc.	4,620	623,561
Timken Co. (The)	14,954	913,241
Toro Co. (The)	10,989	906,483
Trex Co., Inc.(b)(c)	3,587	228,564
Trinity Industries, Inc.	11,872	295,138
Univar Solutions, Inc.(b)	69,023	2,120,387
Valmont Industries, Inc.	3,407	874,747
Vicor Corp.(b)(c)	1,033	69,521
Watsco, Inc.	4,895	1,251,309
Watts Water Technologies, Inc., Class A	2,842	371,819
Werner Enterprises, Inc.	14,401	584,249
Woodward, Inc.	4,104	417,007
XPO Logistics, Inc.(b)	51,754	2,765,734
		72,718,021
Information Technology-13.97%
ACI Worldwide, Inc.(b)	9,620	256,277
Amkor Technology, Inc.	65,388	1,336,531
Arrow Electronics, Inc.(b)	63,817	7,699,521
Aspen Technology, Inc.(b)	445	86,103
Avnet, Inc.	117,448	5,690,356
Belden, Inc.	9,532	548,853
Blackbaud, Inc.(b)(c)	3,457	220,038
Bread Financial Holdings, Inc.	17,226	949,153
Calix, Inc.(b)(c)	3,442	127,147
CDK Global, Inc.	8,040	437,858
Ciena Corp.(b)	14,962	760,369
Cirrus Logic, Inc.(b)	4,312	351,600
CMC Materials, Inc.	1,508	266,826
Cognex Corp.	3,466	167,824
Coherent, Inc.(b)	1,328	359,835
CommVault Systems, Inc.(b)	2,750	167,777
Concentrix Corp.	6,312	977,666
Digital Turbine, Inc.(b)(c)	6,272	159,497
Envestnet, Inc.(b)(c)	3,613	240,698
Euronet Worldwide, Inc.(b)	5,862	710,240
Fair Isaac Corp.(b)	635	260,064
First Solar, Inc.(b)(c)	8,603	607,458
Genpact Ltd.	21,614	959,013
II-VI Incorporated(b)(c)	10,785	674,062
Jabil, Inc.	119,700	7,363,944
Kyndryl Holdings, Inc.(b)	359,018	4,430,282
	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)	2,109	$109,710
Littelfuse, Inc.	1,928	520,946
LiveRamp Holdings, Inc.(b)	3,186	81,562
Lumentum Holdings, Inc.(b)	4,141	356,457
Manhattan Associates, Inc.(b)	1,122	135,683
Maximus, Inc.	13,551	879,324
MKS Instruments, Inc.	4,601	568,223
National Instruments Corp.	8,574	302,834
NCR Corp.(b)(c)	42,375	1,469,989
Paylocity Holding Corp.(b)	850	148,631
Power Integrations, Inc.	1,777	149,943
Qualys, Inc.(b)	717	93,698
Sabre Corp.(b)(c)	41,220	309,562
SailPoint Technologies Holding, Inc.(b)(c)	2,208	140,076
Semtech Corp.(b)	2,539	162,725
Silicon Laboratories, Inc.(b)(c)	1,319	196,742
SiTime Corp.(b)(c)	259	55,167
SunPower Corp.(b)(c)	14,323	253,087
Synaptics, Inc.(b)(c)	1,581	234,178
TD SYNNEX Corp.	63,856	6,631,446
Teradata Corp.(b)(c)	9,640	370,465
Universal Display Corp.	779	98,395
ViaSat, Inc.(b)(c)	11,710	462,428
Vishay Intertechnology, Inc.	38,621	789,413
Vontier Corp.	28,864	774,132
Western Union Co. (The)	65,871	1,194,900
WEX, Inc.(b)	2,532	431,149
Wolfspeed, Inc.(b)(c)	1,463	110,061
Xerox Holdings Corp.	83,686	1,574,971
		54,414,889
Materials-9.92%
Alcoa Corp.	34,910	2,154,645
AptarGroup, Inc.	6,376	682,806
Ashland Global Holdings, Inc.	5,884	629,706
Avient Corp.	21,854	1,075,217
Cabot Corp.	11,485	868,381
Chemours Co. (The)	53,412	2,301,523
Cleveland-Cliffs, Inc.(b)	175,172	4,060,487
Commercial Metals Co.	40,167	1,595,835
Eagle Materials, Inc.	3,005	392,333
Greif, Inc., Class A	22,542	1,340,573
Ingevity Corp.(b)(c)	4,854	338,227
Louisiana-Pacific Corp.	15,224	1,051,369
Minerals Technologies, Inc.	6,425	425,720
NewMarket Corp.	1,644	541,731
Olin Corp.	40,619	2,672,324
Reliance Steel & Aluminum Co.	16,613	3,229,567
Royal Gold, Inc.(c)	1,051	118,847
RPM International, Inc.(c)	17,767	1,565,273
Scotts Miracle-Gro Co. (The)	9,148	865,584
Sensient Technologies Corp.(c)	4,066	355,531
Silgan Holdings, Inc.	29,406	1,288,277
Sonoco Products Co.	22,279	1,302,653
Steel Dynamics, Inc.	56,631	4,835,155
United States Steel Corp.(c)	136,051	3,410,798
Valvoline, Inc.	23,961	801,735
Worthington Industries, Inc.(c)	15,485	722,220
		38,626,517
Real Estate-2.40%
American Campus Communities, Inc.	3,834	249,210
Apartment Income REIT Corp.	3,128	140,322

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	10,282	$250,675
Corporate Office Properties Trust(c)	5,286	146,105
Cousins Properties, Inc.(c)	4,173	144,177
Douglas Emmett, Inc.	6,092	172,221
EastGroup Properties, Inc.	481	77,706
EPR Properties	2,182	111,806
First Industrial Realty Trust, Inc.	1,816	96,520
Healthcare Realty Trust, Inc.(c)	4,392	127,675
Highwoods Properties, Inc.	3,821	150,127
Hudson Pacific Properties, Inc.(c)	7,217	143,690
JBG SMITH Properties	4,810	124,146
Jones Lang LaSalle, Inc.(b)	19,330	3,814,196
Kilroy Realty Corp.	2,891	175,484
Kite Realty Group Trust	3,710	77,762
Lamar Advertising Co., Class A	3,648	357,322
Life Storage, Inc.	1,324	154,590
Macerich Co. (The)	12,966	152,350
Medical Properties Trust, Inc.	17,008	316,009
National Retail Properties, Inc.	3,700	163,910
National Storage Affiliates Trust	2,151	112,820
Omega Healthcare Investors, Inc.(c)	8,230	245,007
Park Hotels & Resorts, Inc.	16,360	295,462
Pebblebrook Hotel Trust(c)	6,993	157,412
Physicians Realty Trust(c)	6,011	111,504
PotlatchDeltic Corp.	5,410	283,809
PS Business Parks, Inc.	620	116,331
Rayonier, Inc.	5,795	238,870
Rexford Industrial Realty, Inc.	1,500	95,805
Sabra Health Care REIT, Inc.	9,212	129,336
SL Green Realty Corp.	2,337	144,356
Spirit Realty Capital, Inc.	2,892	121,435
STORE Capital Corp.	5,790	159,746
		9,357,896
Utilities-2.39%
ALLETE, Inc.	4,795	297,386
Black Hills Corp.	6,099	467,549
Essential Utilities, Inc.	8,937	413,426
Hawaiian Electric Industries, Inc.	15,194	655,925
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	2,961	$322,808
National Fuel Gas Co.	6,955	511,401
New Jersey Resources Corp.	11,858	544,520
NorthWestern Corp.	5,056	309,781
OGE Energy Corp.	20,951	865,276
ONE Gas, Inc.	4,647	404,382
PNM Resources, Inc.	8,661	411,657
Southwest Gas Holdings, Inc.	11,269	1,049,482
Spire, Inc.(c)	7,365	576,680
UGI Corp.	58,330	2,493,024
		9,323,297
Total Common Stocks & Other Equity Interests (Cost $366,535,188)		389,250,755
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $286,271)	286,271	286,271
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $366,821,459)		389,537,026
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.72%
Invesco Private Government Fund, 0.74%(d)(e)(f)	23,037,286	23,037,286
Invesco Private Prime Fund, 0.87%(d)(e)(f)	53,748,294	53,753,670
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,787,182)		76,790,956
TOTAL INVESTMENTS IN SECURITIES-119.76% (Cost $443,608,641)		466,327,982
OTHER ASSETS LESS LIABILITIES-(19.76)%		(76,937,611)
NET ASSETS-100.00%		$389,390,371

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,364	$6,433,157	$(6,253,250)	$-	$-	$286,271	$139
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,318,420	$121,744,010	$(106,025,144)	$-	$-	$23,037,286	$25,621*
Invesco Private Prime Fund	17,259,450	235,659,109	(199,154,443)	3,774	(14,220)	53,753,670	75,658*
Total	$24,684,234	$363,836,276	$(311,432,837)	$3,774	$(14,220)	$77,077,227	$101,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.31%
AMC Networks, Inc., Class A(b)(c)	66,716	$2,619,270
ATN International, Inc.(c)	14,064	620,082
Cars.com, Inc.(b)	35,205	364,372
Cinemark Holdings, Inc.(b)(c)	82,815	1,406,199
Cogent Communications Holdings, Inc.(c)	7,697	464,822
Consolidated Communications Holdings, Inc.(b)(c)	190,029	1,257,992
E.W. Scripps Co. (The), Class A(b)	90,661	1,438,790
Gannett Co., Inc.(b)(c)	625,624	2,458,702
Loyalty Ventures, Inc.(b)	31,939	338,553
Marcus Corp. (The)(b)(c)	21,967	344,223
QuinStreet, Inc.(b)(c)	42,806	470,866
Scholastic Corp.(c)	28,738	1,078,537
Shenandoah Telecommunications Co.(c)	9,786	224,687
TechTarget, Inc.(b)(c)	2,979	211,777
Telephone & Data Systems, Inc.(c)	235,155	4,169,298
Thryv Holdings, Inc.(b)	32,245	844,496
		18,312,666
Consumer Discretionary-20.22%
Aaron’s Co., Inc. (The)	71,271	1,394,061
Abercrombie & Fitch Co., Class A(b)(c)	108,476	2,217,249
Adtalem Global Education, Inc.(b)(c)	44,878	1,463,920
American Axle & Manufacturing Holdings, Inc.(b)	509,445	4,131,599
American Public Education, Inc.(b)(c)	15,665	218,370
America’s Car-Mart, Inc.(b)(c)	10,434	1,131,046
Asbury Automotive Group, Inc.(b)(c)	43,644	7,906,111
Bed Bath & Beyond, Inc.(b)(c)	350,461	3,031,488
Big Lots, Inc.(c)	153,840	3,767,542
BJ’s Restaurants, Inc.(b)(c)	33,533	880,912
Bloomin’ Brands, Inc.(c)	168,386	3,554,628
Boot Barn Holdings, Inc.(b)(c)	12,809	1,033,686
Brinker International, Inc.(b)(c)	85,855	2,605,699
Buckle, Inc. (The)(c)	28,021	920,770
Caleres, Inc.(c)	113,612	3,233,397
Cato Corp. (The), Class A	36,833	480,671
Cavco Industries, Inc.(b)(c)	4,540	1,008,606
Century Communities, Inc.	57,051	3,101,863
Cheesecake Factory, Inc. (The)(c)	71,124	2,322,910
Chico’s FAS, Inc.(b)(c)	376,398	1,863,170
Children’s Place, Inc. (The)(b)(c)	30,786	1,461,719
Chuy’s Holdings, Inc.(b)	11,995	270,967
Conn’s, Inc.(b)(c)	69,068	911,698
Dave & Buster’s Entertainment, Inc.(b)(c)	22,541	854,078
Designer Brands, Inc., Class A(c)	200,464	3,113,206
Dine Brands Global, Inc.	10,260	754,007
Dorman Products, Inc.(b)	11,637	1,175,919
El Pollo Loco Holdings, Inc.(b)	32,861	340,440
Ethan Allen Interiors, Inc.(c)	23,689	551,006
Fossil Group, Inc.(b)	173,552	1,273,872
Genesco, Inc.(b)(c)	28,780	1,620,602
Gentherm, Inc.(b)(c)	12,540	864,508
G-III Apparel Group Ltd.(b)	88,602	2,220,366
Golden Entertainment, Inc.(b)	16,843	796,337
Group 1 Automotive, Inc.	60,861	10,930,027
Guess?, Inc.(c)	117,268	2,446,210
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 05/18/2022; Cost $872,176)(d)	29,393	830,646
Hibbett, Inc.(c)	31,562	1,601,771
Installed Building Products, Inc.(c)	16,707	1,596,187
	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)(c)	22,405	$1,066,254
Jack in the Box, Inc.(c)	11,569	790,163
Kontoor Brands, Inc.(c)	47,494	1,903,085
La-Z-Boy, Inc.	64,759	1,653,297
LCI Industries	32,300	3,860,496
LGI Homes, Inc.(b)(c)	21,503	2,107,079
Liquidity Services, Inc.(b)(c)	13,525	183,399
LL Flooring Holdings, Inc.(b)(c)	62,766	753,820
M.D.C. Holdings, Inc.	99,907	3,814,449
M/I Homes, Inc.(b)	64,077	2,995,600
MarineMax, Inc.(b)(c)	41,628	1,723,815
Meritage Homes Corp.(b)(c)	45,054	3,843,557
Monarch Casino & Resort, Inc.(b)(c)	4,000	271,400
Monro, Inc.	24,479	1,160,794
Motorcar Parts of America, Inc.(b)(c)	31,921	473,388
Movado Group, Inc.	17,006	577,014
ODP Corp. (The)(b)	173,888	6,640,783
Oxford Industries, Inc.(c)	10,495	956,724
Patrick Industries, Inc.(c)	52,569	3,159,923
Perdoceo Education Corp.(b)	53,121	579,550
PetMed Express, Inc.(c)	8,627	190,053
Red Robin Gourmet Burgers, Inc.(b)(c)	55,853	549,593
Rent-A-Center, Inc.(c)	146,834	4,043,808
Ruth’s Hospitality Group, Inc.	15,883	292,724
Sally Beauty Holdings, Inc.(b)(c)	196,685	2,981,745
Shake Shack, Inc., Class A(b)(c)	9,557	464,948
Shoe Carnival, Inc.(c)	35,800	975,908
Shutterstock, Inc.	7,352	442,590
Signet Jewelers Ltd.	91,328	5,443,149
Sleep Number Corp.(b)(c)	29,650	1,361,824
Sonic Automotive, Inc., Class A(c)	218,442	9,963,140
Standard Motor Products, Inc.(c)	24,848	992,678
Steven Madden Ltd.	41,033	1,525,607
Strategic Education, Inc.	15,705	1,033,703
Sturm Ruger & Co., Inc.(c)	8,499	576,997
Tupperware Brands Corp.(b)	80,504	533,742
Unifi, Inc.(b)	35,934	568,117
Universal Electronics, Inc.(b)	15,637	419,072
Vera Bradley, Inc.(b)(c)	62,204	423,609
Vista Outdoor, Inc.(b)(c)	66,224	2,552,273
Winnebago Industries, Inc.(c)	56,432	2,790,562
Wolverine World Wide, Inc.	90,373	1,928,560
WW International, Inc.(b)	101,668	720,826
XPEL, Inc.(b)(c)(e)	3,719	191,975
Zumiez, Inc.(b)(c)	23,995	787,276
		160,150,333
Consumer Staples-11.02%
Andersons, Inc. (The)(c)	240,124	9,031,064
B&G Foods, Inc.(c)	67,150	1,518,261
Calavo Growers, Inc.	24,039	818,528
Cal-Maine Foods, Inc.(c)	27,207	1,298,590
Celsius Holdings, Inc.(b)(c)	4,490	301,234
Central Garden & Pet Co.(b)(c)	32,557	1,470,925
Central Garden & Pet Co., Class A(b)	34,865	1,475,835
Chefs’ Warehouse, Inc. (The)(b)(c)	51,492	1,839,809
Coca-Cola Consolidated, Inc.	10,261	5,797,157
Edgewell Personal Care Co.	49,205	1,791,062
elf Beauty, Inc.(b)(c)	13,217	351,837
Fresh Del Monte Produce, Inc.(c)	143,820	3,673,163
Hostess Brands, Inc.(b)(c)	46,492	987,955
Inter Parfums, Inc.(c)	8,921	658,370
J&J Snack Foods Corp.(c)	6,575	843,047
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
John B. Sanfilippo & Son, Inc.	9,266	$707,737
Medifast, Inc.	7,278	1,213,607
MGP Ingredients, Inc.	6,751	653,902
National Beverage Corp.(c)	22,914	1,137,222
PriceSmart, Inc.(c)	41,162	3,236,568
Seneca Foods Corp., Class A(b)	23,490	1,335,406
Simply Good Foods Co. (The)(b)	23,633	944,375
SpartanNash Co.	243,998	8,395,971
Tootsie Roll Industries, Inc.(c)	14,231	470,619
TreeHouse Foods, Inc.(b)(c)	109,833	4,516,333
United Natural Foods, Inc.(b)(c)	643,822	27,304,491
Universal Corp.	31,721	2,019,993
USANA Health Sciences, Inc.(b)	11,859	834,043
Vector Group Ltd.	184,913	2,276,279
WD-40 Co.(c)	2,154	406,654
		87,310,037
Energy-12.09%
Archrock, Inc.(c)	69,708	699,171
Bristow Group, Inc.(b)	25,507	810,867
Callon Petroleum Co.(b)(c)	29,184	1,706,097
Civitas Resources, Inc.	13,789	1,052,790
CONSOL Energy, Inc.(b)	31,255	1,611,508
Core Laboratories N.V.(c)	12,179	343,204
DMC Global, Inc.(b)(c)	6,454	178,582
Dorian LPG Ltd.	17,307	294,219
Dril-Quip, Inc.(b)(c)	6,602	207,567
Green Plains, Inc.(b)(c)	83,261	2,712,643
Helix Energy Solutions Group, Inc.(b)(c)	109,463	507,908
Helmerich & Payne, Inc.	27,151	1,367,053
Laredo Petroleum, Inc.(b)(c)	15,710	1,322,311
Nabors Industries Ltd.(b)(c)	10,697	1,783,939
Nabors Industries Ltd., Wts., expiring 06/11/2026(b)	5,690	298,725
Oceaneering International, Inc.(b)	93,373	1,187,705
Oil States International, Inc.(b)(c)	63,611	492,349
Par Pacific Holdings, Inc.(b)	304,785	4,998,474
Patterson-UTI Energy, Inc.	69,321	1,322,645
PBF Energy, Inc., Class A(b)	896,745	29,771,934
ProPetro Holding Corp.(b)	49,529	646,353
Ranger Oil Corp., Class A(b)(c)	9,321	399,032
Renewable Energy Group, Inc.(b)	44,473	2,726,640
REX American Resources Corp.(b)	5,958	517,691
RPC, Inc.(b)(c)	62,098	581,237
SM Energy Co.	57,696	2,784,986
Southwestern Energy Co.(b)	1,003,417	9,151,163
Talos Energy, Inc.(b)	65,316	1,410,826
US Silica Holdings, Inc.(b)	57,086	1,009,280
World Fuel Services Corp.	963,592	23,887,446
		95,784,345
Financials-8.74%
Allegiance Bancshares, Inc.	4,836	194,649
Ambac Financial Group, Inc.(b)(c)	18,643	199,667
American Equity Investment Life Holding Co.	87,707	3,531,084
Ameris Bancorp	18,811	857,593
AMERISAFE, Inc.	5,527	278,561
Apollo Commercial Real Estate Finance, Inc.	25,907	329,796
Assured Guaranty Ltd.	11,738	690,781
Axos Financial, Inc.(b)(c)	12,413	479,762
B. Riley Financial, Inc.(c)	22,437	1,219,451
Banc of California, Inc.	13,266	255,238
BancFirst Corp.(c)	5,126	465,082
	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)	9,793	$203,988
BankUnited, Inc.	21,616	900,523
Banner Corp.	8,464	491,843
Berkshire Hills Bancorp, Inc.	11,577	302,275
Blucora, Inc.(b)	39,813	704,292
Brightsphere Investment Group, Inc.	19,297	393,466
Brookline Bancorp, Inc.	16,666	236,157
Capitol Federal Financial, Inc.	20,492	207,994
Central Pacific Financial Corp.	7,653	184,743
City Holding Co.(c)	2,634	216,225
Columbia Banking System, Inc.	14,691	442,934
Community Bank System, Inc.	7,305	482,130
Customers Bancorp, Inc.(b)	12,545	518,109
CVB Financial Corp.(c)	16,393	406,219
Dime Community Bancshares, Inc.(c)	10,394	326,787
Donnelley Financial Solutions, Inc.(b)(c)	26,193	814,864
Eagle Bancorp, Inc.(c)	5,604	277,734
eHealth, Inc.(b)(c)	43,114	452,697
Ellington Financial, Inc.	10,046	155,613
Employers Holdings, Inc.	14,493	600,155
Encore Capital Group, Inc.(b)(c)	21,033	1,285,327
Enova International, Inc.(b)	29,656	936,536
EZCORP, Inc., Class A(b)(c)	113,456	859,996
FB Financial Corp.	12,494	524,998
First Bancorp	62,164	928,109
First Bancorp/Southern Pines NC	6,227	233,326
First Commonwealth Financial Corp.	20,870	292,389
First Financial Bancorp	22,426	470,497
First Hawaiian, Inc.	21,631	553,970
Flagstar Bancorp, Inc.	36,757	1,416,247
Franklin BSP Realty Trust, Inc.	14,093	218,160
Genworth Financial, Inc., Class A(b)	1,766,220	7,153,191
Granite Point Mortgage Trust, Inc.	14,839	163,229
Green Dot Corp., Class A(b)	48,355	1,394,558
Greenhill & Co., Inc.	16,140	198,522
Hanmi Financial Corp.	8,524	198,950
HCI Group, Inc.(c)	5,007	340,326
Heritage Financial Corp.	8,065	210,497
Hilltop Holdings, Inc.(c)	53,496	1,605,415
HomeStreet, Inc.	6,237	251,413
Hope Bancorp, Inc.	30,390	443,086
Horace Mann Educators Corp.	26,791	1,083,964
Independent Bank Corp.(c)	5,107	425,413
Independent Bank Group, Inc.(c)	7,000	511,560
Invesco Mortgage Capital, Inc.(c)(f)	18,903	33,647
James River Group Holdings Ltd.	30,162	770,639
KKR Real Estate Finance Trust, Inc.(c)	11,865	242,283
Lakeland Financial Corp.(c)	2,458	177,369
LendingTree, Inc.(b)(c)	9,303	587,112
Meta Financial Group, Inc.	8,872	368,809
Mr. Cooper Group, Inc.(b)	51,229	2,221,289
National Bank Holdings Corp., Class A	6,213	253,180
NBT Bancorp, Inc.	10,703	395,797
New York Mortgage Trust, Inc.(c)	54,848	166,189
NMI Holdings, Inc., Class A(b)	19,141	356,214
Northfield Bancorp, Inc.	10,101	134,242
Northwest Bancshares, Inc.(c)	31,084	400,673
OFG Bancorp	17,836	505,472
Pacific Premier Bancorp, Inc.	18,171	591,648
Palomar Holdings, Inc.(b)(c)	3,451	214,480
Park National Corp.(c)	2,843	351,708
PennyMac Mortgage Investment Trust(c)	66,822	1,081,180

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	13,844	$1,824,501
PRA Group, Inc.(b)(c)	20,612	762,644
Preferred Bank	2,382	163,191
ProAssurance Corp.	36,855	818,550
Provident Financial Services, Inc.	17,131	393,842
Ready Capital Corp.	37,345	548,225
Redwood Trust, Inc.	56,928	580,666
Renasant Corp.	16,211	501,568
S&T Bancorp, Inc.(c)	9,479	278,777
Safety Insurance Group, Inc.	8,500	789,310
Seacoast Banking Corp. of Florida	8,369	286,555
Selectquote, Inc.(b)(c)	298,863	872,680
ServisFirst Bancshares, Inc.(c)	4,205	350,529
Simmons First National Corp., Class A	24,926	640,847
SiriusPoint Ltd. (Bermuda)(b)(c)	268,876	1,505,706
Southside Bancshares, Inc.(c)	5,193	209,434
Stewart Information Services Corp.	42,100	2,336,129
StoneX Group, Inc.(b)	22,067	1,656,570
Tompkins Financial Corp.	3,307	252,026
Triumph Bancorp, Inc.(b)(c)	3,830	278,594
Trupanion, Inc.(b)(c)	7,291	487,622
TrustCo Bank Corp.	4,546	146,427
Trustmark Corp.	17,804	517,918
United Community Banks, Inc.	15,996	502,754
United Fire Group, Inc.	31,496	1,020,785
Universal Insurance Holdings, Inc.	75,520	974,208
Veritex Holdings, Inc.	7,496	258,312
Virtus Investment Partners, Inc.	3,826	737,117
Walker & Dunlop, Inc.(c)	7,497	797,006
Westamerica Bancorporation(c)	2,890	174,007
WisdomTree Investments, Inc.(c)	48,863	290,735
World Acceptance Corp.(b)(c)	2,823	418,002
WSFS Financial Corp.(c)	10,295	440,420
		69,187,679
Health Care-7.25%
Addus HomeCare Corp.(b)(c)	9,092	759,182
Allscripts Healthcare Solutions, Inc.(b)(c)	58,964	1,007,695
AMN Healthcare Services, Inc.(b)	35,278	3,418,438
Amphastar Pharmaceuticals, Inc.(b)(c)	9,892	367,389
AngioDynamics, Inc.(b)(c)	10,967	215,282
ANI Pharmaceuticals, Inc.(b)(c)	4,813	145,593
Anika Therapeutics, Inc.(b)(c)	4,755	103,374
Apollo Medical Holdings, Inc.(b)(c)	15,805	593,320
Artivion, Inc.(b)(c)	12,529	245,067
Avanos Medical, Inc.(b)	19,313	554,090
Avid Bioservices, Inc.(b)(c)	5,122	68,481
BioLife Solutions, Inc.(b)(c)	4,269	58,571
Cara Therapeutics, Inc.(b)(c)	9,183	76,403
Cardiovascular Systems, Inc.(b)	11,210	182,275
Coherus Biosciences, Inc.(b)(c)	21,793	159,961
Collegium Pharmaceutical, Inc.(b)(c)	13,234	206,715
Community Health Systems, Inc.(b)	882,513	4,624,368
Computer Programs & Systems, Inc.(b)	6,787	216,437
CONMED Corp.(c)	6,058	704,485
Corcept Therapeutics, Inc.(b)	12,378	257,958
CorVel Corp.(b)(c)	3,264	486,858
Covetrus, Inc.(b)	228,903	4,765,760
Cross Country Healthcare, Inc.(b)	74,224	1,310,054
Cutera, Inc.(b)(c)	4,510	202,905
Cytokinetics, Inc.(b)(c)	1,538	61,366
Eagle Pharmaceuticals, Inc.(b)(c)	2,779	129,779
Emergent BioSolutions, Inc.(b)(c)	41,249	1,359,567
	Shares	Value
Health Care-(continued)
Enanta Pharmaceuticals, Inc.(b)	1,184	$47,277
Endo International PLC(b)	1,077,921	568,819
Ensign Group, Inc. (The)	25,173	2,043,292
Fulgent Genetics, Inc.(b)(c)	15,066	821,248
Glaukos Corp.(b)(c)	4,775	194,963
Hanger, Inc.(b)	48,299	762,641
Harmony Biosciences Holdings, Inc.(b)(c)	5,720	249,392
HealthStream, Inc.(b)	10,982	223,703
Heska Corp.(b)(c)	1,447	144,396
Innoviva, Inc.(b)(c)	17,521	265,794
Inogen, Inc.(b)(c)	9,872	253,513
Integer Holdings Corp.(b)(c)	12,877	1,027,327
iTeos Therapeutics, Inc.(b)	9,569	167,458
Joint Corp. (The)(b)(c)	2,072	34,561
Lantheus Holdings, Inc.(b)	6,775	464,223
LeMaitre Vascular, Inc.(c)	2,987	136,566
Ligand Pharmaceuticals, Inc.(b)(c)	2,206	196,135
MEDNAX, Inc.(b)	68,582	1,325,004
Meridian Bioscience, Inc.(b)(c)	10,246	281,765
Merit Medical Systems, Inc.(b)(c)	14,207	872,168
Mesa Laboratories, Inc.	521	109,019
ModivCare, Inc.(b)	15,633	1,491,857
Myriad Genetics, Inc.(b)	21,758	418,624
Natus Medical, Inc.(b)	15,732	515,852
Nektar Therapeutics, (Acquired 12/17/2021 - 03/14/2022; Cost $65,915)(b)(c)(d)	5,348	18,611
NeoGenomics, Inc.(b)	25,060	211,005
NextGen Healthcare, Inc.(b)	25,152	455,503
Omnicell, Inc.(b)(c)	6,906	767,671
OptimizeRx Corp.(b)(c)	1,342	34,328
OraSure Technologies, Inc.(b)(c)	28,224	117,130
Organogenesis Holdings, Inc.(b)(c)	50,513	283,378
Orthofix Medical, Inc.(b)(c)	11,905	327,268
Owens & Minor, Inc.(c)	205,534	7,169,026
Pacira BioSciences, Inc.(b)(c)	6,271	396,641
Pennant Group, Inc. (The)(b)	25,556	488,886
Phibro Animal Health Corp., Class A	36,082	693,135
Prestige Consumer Healthcare, Inc.(b)	15,530	866,885
RadNet, Inc.(b)(c)	52,064	1,068,874
REGENXBIO, Inc.(b)(c)	13,763	289,574
Select Medical Holdings Corp.	215,075	5,237,076
Simulations Plus, Inc.(c)	957	45,438
Supernus Pharmaceuticals, Inc.(b)	14,993	417,855
SurModics, Inc.(b)(c)	2,090	81,991
Tactile Systems Technology, Inc.(b)(c)	10,215	103,784
Tivity Health, Inc.(b)(c)	13,081	423,824
uniQure N.V. (Netherlands)(b)(c)	28,722	412,448
US Physical Therapy, Inc.(c)	4,299	484,024
Vanda Pharmaceuticals, Inc.(b)	19,843	195,057
Varex Imaging Corp.(b)(c)	28,318	652,447
Vericel Corp.(b)(c)	3,767	102,274
Xencor, Inc.(b)(c)	8,233	183,843
Zimvie, Inc.(b)(c)	38,364	835,184
Zynex, Inc.(c)	20,651	150,546
		57,410,676
Industrials-18.73%
AAON, Inc.	8,170	437,749
AAR Corp.(b)	32,408	1,562,714
ABM Industries, Inc.	120,398	5,821,243
Aerojet Rocketdyne Holdings, Inc.(b)(c)	47,408	1,931,402
AeroVironment, Inc.(b)(c)	4,875	448,305
Alamo Group, Inc.	7,626	897,046

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Albany International Corp., Class A(c)	9,084	$766,690
Allegiant Travel Co.(b)(c)	10,271	1,535,001
American Woodmark Corp.(b)	26,533	1,381,839
Apogee Enterprises, Inc.	22,645	942,032
Applied Industrial Technologies, Inc.	28,902	2,988,756
ArcBest Corp.(c)	39,429	2,982,015
Arcosa, Inc.(c)	29,887	1,580,126
Astec Industries, Inc.	20,771	971,460
Atlas Air Worldwide Holdings, Inc.(b)(c)	41,306	2,879,441
AZZ, Inc.	14,666	656,450
Barnes Group, Inc.	25,000	900,750
Boise Cascade Co.	86,211	6,665,835
Brady Corp., Class A(c)	24,366	1,181,995
CIRCOR International, Inc.(b)(c)	26,217	509,658
Comfort Systems USA, Inc.(c)	28,274	2,536,743
CoreCivic, Inc.(b)	176,942	2,277,244
Deluxe Corp.	55,657	1,331,872
DXP Enterprises, Inc.(b)	27,806	853,088
Encore Wire Corp.	17,385	2,173,473
Enerpac Tool Group Corp.(c)	22,894	446,891
EnPro Industries, Inc.	9,269	887,599
ESCO Technologies, Inc.	8,410	553,462
Exponent, Inc.	4,066	367,526
Federal Signal Corp.	29,670	1,041,417
Forrester Research, Inc.(b)	8,084	423,036
Forward Air Corp.	14,034	1,307,828
Franklin Electric Co., Inc.(c)	16,698	1,230,977
GEO Group, Inc. (The)(b)(c)	342,826	2,437,493
Gibraltar Industries, Inc.(b)	23,634	986,956
GMS, Inc.(b)	69,487	3,461,147
Granite Construction, Inc.(c)	88,503	2,889,623
Greenbrier Cos., Inc. (The)(c)	31,339	1,304,016
Griffon Corp.	93,861	3,010,122
Harsco Corp.(b)	131,577	1,092,089
Hawaiian Holdings, Inc.(b)(c)	81,666	1,449,571
Healthcare Services Group, Inc.(c)	80,614	1,384,142
Heartland Express, Inc.	35,414	505,712
Heidrick & Struggles International, Inc.	22,128	764,744
Hillenbrand, Inc.(c)	54,317	2,272,623
HNI Corp.	51,043	1,946,270
Hub Group, Inc., Class A(b)	44,689	3,261,403
Insteel Industries, Inc.	13,806	571,706
Interface, Inc.	76,535	1,101,339
John Bean Technologies Corp.	14,514	1,767,079
Kaman Corp.	13,916	503,898
KAR Auction Services, Inc.(b)(c)	106,822	1,705,947
Kelly Services, Inc., Class A	206,997	4,131,660
Korn Ferry	31,259	1,921,178
Lindsay Corp.	3,504	441,504
ManTech International Corp., Class A	24,148	2,309,756
Marten Transport Ltd.	40,890	718,028
Matson, Inc.	30,112	2,706,467
Matthews International Corp., Class A	43,726	1,414,973
Meritor, Inc.(b)	92,401	3,342,144
Moog, Inc., Class A	28,799	2,343,951
Mueller Industries, Inc.	56,955	3,067,027
MYR Group, Inc.(b)(c)	22,262	2,039,422
National Presto Industries, Inc.	3,666	247,785
NOW, Inc.(b)	128,355	1,417,039
NV5 Global, Inc.(b)(c)	4,698	578,700
Park Aerospace Corp.(c)	3,330	40,559
PGT Innovations, Inc.(b)	45,365	911,837
	Shares	Value
Industrials-(continued)
Pitney Bowes, Inc.	620,821	$2,905,442
Powell Industries, Inc.	18,210	489,485
Proto Labs, Inc.(b)(c)	7,876	379,544
Quanex Building Products Corp.	39,755	808,617
Resideo Technologies, Inc.(b)	192,367	4,543,709
Resources Connection, Inc.	36,951	682,485
SkyWest, Inc.(b)	89,633	2,416,506
SPX Corp.(b)(c)	22,574	1,136,149
Standex International Corp.	5,582	519,684
Tennant Co.	11,107	691,300
Titan International, Inc.(b)(c)	108,528	1,976,295
Triumph Group, Inc.(b)	54,991	841,362
TrueBlue, Inc.(b)(c)	68,618	1,510,968
UFP Industries, Inc.	85,509	6,601,295
UniFirst Corp.	9,139	1,493,678
Veritiv Corp.(b)	48,174	7,002,091
Viad Corp.(b)(c)	12,426	374,271
Wabash National Corp.	97,477	1,496,272
		148,388,726
Information Technology-8.80%
3D Systems Corp.(b)(c)	35,069	379,096
8x8, Inc.(b)(c)	46,720	338,720
ADTRAN, Inc.	23,723	439,587
Advanced Energy Industries, Inc.	14,350	1,168,951
Agilysys, Inc.(b)	3,175	129,762
Alarm.com Holdings, Inc.(b)	9,563	604,668
Arlo Technologies, Inc.(b)	36,726	260,020
Axcelis Technologies, Inc.(b)	8,584	532,723
Badger Meter, Inc.	4,451	352,252
Benchmark Electronics, Inc.	73,313	1,868,748
CalAmp Corp.(b)(c)	34,618	251,327
Cerence, Inc.(b)(c)	10,122	321,475
CEVA, Inc.(b)	2,702	97,461
Cohu, Inc.(b)(c)	25,731	782,994
Comtech Telecommunications Corp.	29,278	366,268
Consensus Cloud Solutions, Inc.(b)	7,945	381,598
Corsair Gaming, Inc.(b)(c)	84,585	1,357,589
CSG Systems International, Inc.	13,550	842,674
CTS Corp.(c)	12,118	492,839
Diebold Nixdorf, Inc.(b)(c)	450,170	1,400,029
Digi International, Inc.(b)(c)	13,160	290,836
Diodes, Inc.(b)	18,573	1,430,307
Ebix, Inc.	20,038	584,108
ePlus, Inc.(b)	27,278	1,547,754
EVERTEC, Inc.	12,518	474,933
ExlService Holdings, Inc.(b)	7,384	1,049,931
Extreme Networks, Inc.(b)	80,335	796,923
Fabrinet (Thailand)(b)(c)	18,151	1,576,777
FARO Technologies, Inc.(b)(c)	5,429	174,922
FormFactor, Inc.(b)(c)	16,134	662,462
Harmonic, Inc.(b)(c)	47,020	452,803
Ichor Holdings Ltd.(b)(c)	27,046	817,871
Insight Enterprises, Inc.(b)(c)	75,154	7,426,718
InterDigital, Inc.(c)	5,630	367,583
Itron, Inc.(b)	35,912	1,853,418
Knowles Corp.(b)	33,652	646,791
Kulicke & Soffa Industries, Inc. (Singapore)(c)	28,273	1,531,548
LivePerson, Inc.(b)(c)	16,938	284,220
MaxLinear, Inc.(b)	13,491	534,109
Methode Electronics, Inc.(c)	22,256	1,002,633
NETGEAR, Inc.(b)	40,576	772,973
NetScout Systems, Inc.(b)	22,920	786,844

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
OneSpan, Inc.(b)	13,886	$183,712
Onto Innovation, Inc.(b)(c)	8,324	669,083
OSI Systems, Inc.(b)	11,987	1,005,949
PC Connection, Inc.	47,556	2,126,229
PDF Solutions, Inc.(b)	3,423	81,810
Perficient, Inc.(b)	6,177	604,790
Photronics, Inc.(b)	33,800	734,812
Plantronics, Inc.(b)(c)	55,349	2,185,179
Plexus Corp.(b)	33,954	2,879,299
Progress Software Corp.	9,954	480,878
Rambus, Inc.(b)	9,734	244,323
Rogers Corp.(b)	2,808	745,187
Sanmina Corp.(b)	140,469	6,165,184
ScanSource, Inc.(b)	83,467	3,233,512
SMART Global Holdings, Inc.(b)(c)	54,611	1,346,161
SPS Commerce, Inc.(b)(c)	2,593	277,555
TTEC Holdings, Inc.	24,422	1,647,020
TTM Technologies, Inc.(b)	146,965	2,100,130
Ultra Clean Holdings, Inc.(b)	44,430	1,491,071
Unisys Corp.(b)	75,970	906,322
Veeco Instruments, Inc.(b)(c)	17,316	371,082
Viavi Solutions, Inc.(b)(c)	65,461	947,221
Vonage Holdings Corp.(b)	57,776	1,119,121
Xperi Holding Corp.	43,259	712,043
		69,692,918
Materials-7.61%
AdvanSix, Inc.	29,939	1,387,074
Allegheny Technologies, Inc.(b)(c)	88,255	2,427,013
American Vanguard Corp.(c)	25,456	628,254
Arconic Corp.(b)	258,667	7,276,303
Balchem Corp.	4,919	612,071
Carpenter Technology Corp.	37,710	1,328,523
Century Aluminum Co.(b)	77,596	915,633
Clearwater Paper Corp.(b)	51,209	1,759,029
Compass Minerals International, Inc.	15,696	705,221
FutureFuel Corp.	25,879	186,070
GCP Applied Technologies, Inc.(b)(c)	25,437	791,599
Glatfelter Corp.(c)	70,597	608,546
H.B. Fuller Co.	41,881	2,976,902
Hawkins, Inc.(c)	12,669	458,111
Haynes International, Inc.	7,171	274,291
Innospec, Inc.	13,726	1,400,464
Kaiser Aluminum Corp.	25,150	2,569,576
Koppers Holdings, Inc.	49,092	1,330,393
Livent Corp.(b)(c)	15,127	480,887
Materion Corp.	14,285	1,171,084
Mercer International, Inc. (Germany)	104,667	1,545,932
Myers Industries, Inc.	32,126	764,599
Neenah, Inc.(c)	23,763	900,855
O-I Glass, Inc.(b)(c)	446,881	7,351,192
Olympic Steel, Inc.	66,094	2,258,432
Quaker Chemical Corp.(c)	8,810	1,377,884
Rayonier Advanced Materials, Inc.(b)(c)	199,419	767,763
Schweitzer-Mauduit International, Inc., Class A(c)	41,318	1,120,544
Stepan Co.	20,487	2,296,798
SunCoke Energy, Inc.	137,674	1,113,783
Sylvamo Corp.(b)(c)	91,976	4,666,862
TimkenSteel Corp.(b)(c)	55,606	1,284,499
Tredegar Corp.(c)	55,949	677,542
	Shares	Value
Materials-(continued)
Trinseo PLC	88,246	$4,173,153
Warrior Met Coal, Inc.	20,893	702,423
		60,289,305
Real Estate-2.41%
Acadia Realty Trust	11,303	222,217
Agree Realty Corp.	4,344	302,212
Alexander & Baldwin, Inc.	13,488	275,155
American Assets Trust, Inc.	8,486	289,373
Armada Hoffler Properties, Inc.	15,804	217,779
Brandywine Realty Trust	30,049	335,046
CareTrust REIT, Inc.(c)	9,128	169,142
Centerspace	1,658	137,581
Chatham Lodging Trust(b)	11,932	152,014
Community Healthcare Trust, Inc.(c)	1,840	69,331
DiamondRock Hospitality Co.(b)	48,798	502,131
Diversified Healthcare Trust	380,517	863,774
Douglas Elliman, Inc.	157,155	903,641
Easterly Government Properties, Inc.(c)	10,750	211,022
Essential Properties Realty Trust, Inc.	7,639	174,780
Four Corners Property Trust, Inc.	6,078	167,570
Franklin Street Properties Corp.	28,817	130,253
Getty Realty Corp.(c)	4,580	127,965
Global Net Lease, Inc.	21,593	312,451
Hersha Hospitality Trust(b)	27,303	299,787
Industrial Logistics Properties Trust(c)	8,226	125,529
Innovative Industrial Properties, Inc.	892	118,681
iStar, Inc.	15,669	272,641
LTC Properties, Inc.	3,594	139,232
LXP Industrial Trust	18,381	212,484
Marcus & Millichap, Inc.(c)	23,530	985,436
NexPoint Residential Trust, Inc.	2,025	148,797
Office Properties Income Trust(c)	18,971	404,272
Orion Office REIT, Inc.(c)	2,554	34,045
RE/MAX Holdings, Inc., Class A	9,447	229,562
Realogy Holdings Corp.(b)(c)	430,415	5,328,538
Retail Opportunity Investments Corp.(c)	12,524	226,309
RPT Realty(c)	13,208	160,741
Safehold, Inc.(c)	2,739	122,844
Saul Centers, Inc.(c)	4,274	209,682
Service Properties Trust	150,021	949,633
SITE Centers Corp.	27,228	428,024
St. Joe Co. (The)	4,084	206,201
Summit Hotel Properties, Inc.(b)(c)	29,763	260,129
Tanger Factory Outlet Centers, Inc.(c)	20,713	362,685
Uniti Group, Inc.(c)	68,737	779,478
Universal Health Realty Income Trust(c)	1,178	63,223
Urban Edge Properties	19,052	359,130
Urstadt Biddle Properties, Inc., Class A	5,628	99,053
Veris Residential, Inc.(b)(c)	15,560	250,360
Washington REIT(c)	6,675	162,136
Whitestone REIT	7,962	97,853
Xenia Hotels & Resorts, Inc.(b)	27,094	498,259
		19,098,181
Utilities-0.69%
American States Water Co.	4,888	387,374
Avista Corp.	26,029	1,130,700
California Water Service Group	11,486	616,453
Chesapeake Utilities Corp.	3,344	446,658
Middlesex Water Co.	1,192	101,356
Northwest Natural Holding Co.	12,876	699,038

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
South Jersey Industries, Inc.	48,080	$1,675,588
Unitil Corp.(c)	7,558	436,928
		5,494,095
Total Common Stocks & Other Equity Interests (Cost $800,406,501)		791,118,961
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(f)(g) (Cost $552,419)	552,419	552,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $800,958,920)		791,671,380
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.53%
Invesco Private Government Fund, 0.74%(f)(g)(h)	55,651,885	$55,651,885
Invesco Private Prime Fund, 0.87%(f)(g)(h)	130,756,435	130,769,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $186,402,724)		186,421,398
TOTAL INVESTMENTS IN SECURITIES-123.47% (Cost $987,361,644)		978,092,778
OTHER ASSETS LESS LIABILITIES-(23.47)%		(185,927,918)
NET ASSETS-100.00%		$792,164,860

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $849,257, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$140,315	$(62,524)	$(18,556)	$(25,588)	$33,647	$7,877
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	16,256,801	(15,704,382)	-	-	552,419	462
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,362,671	195,805,815	(159,516,601)	-	-	55,651,885	61,570*
Invesco Private Prime Fund	46,059,431	382,288,956	(297,556,148)	18,674	(41,400)	130,769,513	184,138*
Total	$65,422,102	$594,491,887	$(472,839,655)	$118	$(66,988)	$187,007,464	$254,047

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Communication Services-2.55%
Omnicom Group, Inc.	282,287	$21,061,433
Consumer Discretionary-3.64%
H&R Block, Inc.	166,408	5,864,218
Leggett & Platt, Inc.	218,278	8,549,949
Newell Brands, Inc.	727,423	15,595,949
		30,010,116
Consumer Staples-14.57%
Campbell Soup Co.(b)	276,028	13,224,501
Conagra Brands, Inc.	491,109	16,152,575
Kellogg Co.	319,286	22,267,006
Kimberly-Clark Corp.	218,697	29,091,075
Walgreens Boots Alliance, Inc.	901,288	39,503,453
		120,238,610
Financials-19.38%
Associated Banc-Corp.	82,572	1,709,240
Citizens Financial Group, Inc.	262,317	10,854,678
Comerica, Inc.	56,922	4,736,480
F.N.B. Corp.	172,328	2,093,785
First Horizon Corp.	222,323	5,075,634
Franklin Resources, Inc.(b)	515,853	13,969,299
Fulton Financial Corp.	96,619	1,531,411
Janus Henderson Group PLC(b)	133,991	3,766,487
KeyCorp	566,676	11,310,853
Navient Corp.	331,409	5,302,544
Old Republic International Corp.	612,558	14,652,387
Principal Financial Group, Inc.	307,707	22,441,072
Prudential Financial, Inc.	354,372	37,652,025
Umpqua Holdings Corp.	110,778	1,955,232
Unum Group(b)	563,103	20,525,104
Valley National Bancorp	188,006	2,389,556
		159,965,787
Health Care-21.96%
AbbVie, Inc.	264,805	39,024,313
Gilead Sciences, Inc.	659,339	42,758,134
Merck & Co., Inc.	485,305	44,662,619
Patterson Cos., Inc.	301,028	9,509,475
Pfizer, Inc.	852,916	45,238,665
		181,193,206
Industrials-5.61%
3M Co.(b)	275,166	41,079,532
MSC Industrial Direct Co., Inc., Class A	61,874	5,254,959
		46,334,491
Materials-7.08%
Amcor PLC(b)	1,831,443	23,991,903
International Paper Co.	711,062	34,450,954
		58,442,857
Real Estate-3.26%
American Campus Communities, Inc.	22,690	1,474,850
Boston Properties, Inc.	35,857	3,986,581
Corporate Office Properties Trust(b)	37,987	1,049,960
Douglas Emmett, Inc.	45,914	1,297,989
	Shares	Value
Real Estate-(continued)
Federal Realty Investment Trust	12,213	$1,404,128
Healthcare Realty Trust, Inc.(b)	29,883	868,699
Healthpeak Properties, Inc.	85,875	2,549,629
Highwoods Properties, Inc.	27,261	1,071,085
Macerich Co. (The)(b)	98,291	1,154,919
Realty Income Corp.	44,076	3,006,865
Regency Centers Corp.	25,333	1,727,964
Simon Property Group, Inc.	63,438	7,273,167
		26,865,836
Utilities-21.49%
ALLETE, Inc.	35,006	2,171,072
American Electric Power Co., Inc.	258,313	26,355,675
Black Hills Corp.	38,508	2,952,023
Consolidated Edison, Inc.	220,736	21,910,255
Dominion Energy, Inc.	256,739	21,622,559
Duke Energy Corp.	342,176	38,501,644
Entergy Corp.	147,748	17,777,039
Evergy, Inc.	122,257	8,550,655
FirstEnergy Corp.	377,626	16,222,813
New Jersey Resources Corp.	80,104	3,678,376
NorthWestern Corp.	34,808	2,132,686
Pinnacle West Capital Corp.	76,771	5,961,268
Southwest Gas Holdings, Inc.(b)	63,285	5,893,732
Spire, Inc.	46,188	3,616,521
		177,346,318
Total Common Stocks & Other Equity Interests (Cost $761,538,532)		821,458,654
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $146,643)	146,643	146,643
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $761,685,175)		821,605,297
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.56%
Invesco Private Government Fund, 0.74%(c)(d)(e)	13,776,276	13,776,276
Invesco Private Prime Fund, 0.87%(c)(d)(e)	32,141,429	32,144,644
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,919,931)		45,920,920
TOTAL INVESTMENTS IN SECURITIES-105.12% (Cost $807,605,106)		867,526,217
OTHER ASSETS LESS LIABILITIES-(5.12)%		(42,288,285)
NET ASSETS-100.00%		$825,237,932
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$10,878,839	$2,365,390	$(13,314,408)	$554,413	$(484,234)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	18,740,292	(18,593,649)	-	-	146,643	484
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,271,511	119,242,545	(106,737,780)	-	-	13,776,276	11,370*
Invesco Private Prime Fund	2,966,859	240,545,335	(211,366,436)	989	(2,103)	32,144,644	34,544*
Total	$15,117,209	$380,893,562	$(350,012,273)	$555,402	$(486,337)	$46,067,563	$46,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,437,777,648	$-	$-	$1,437,777,648
Money Market Funds	37,712	16,416,522	-	16,454,234
Total Investments	$1,437,815,360	$16,416,522	$-	$1,454,231,882
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$389,250,755	$-	$-	$389,250,755
Money Market Funds	286,271	76,790,956	-	77,077,227
Total Investments	$389,537,026	$76,790,956	$-	$466,327,982
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$791,118,961	$-	$-	$791,118,961
Money Market Funds	552,419	186,421,398	-	186,973,817
Total Investments	$791,671,380	$186,421,398	$-	$978,092,778
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$821,458,654	$-	$-	$821,458,654
Money Market Funds	146,643	45,920,920	-	46,067,563
Total Investments	$821,605,297	$45,920,920	$-	$867,526,217